Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Operating activities:
Consolidated net income	$ 252.2	$ 146.0	$ 230.7
Adjustments to reconcile consolidated net income to net cash provided by operating activities
Depreciation, depletion and amortization	534.3	278.3	147.4
Deferred income tax expense (benefit)	123.4	60.0	(51.1)
Share-based compensation expense	29.2	21.4	16.0
Loss on extinguishment of debt	25.9	39.5	2.8
(Gain) loss on disposal of plant, equipment and other, net	(10.0)	0.9	0.3
Equity in income of unconsolidated entities	(3.4)	(1.5)	(0.8)
Pension and other postretirement funding (more) less than expense	(305.4)	(22.7)	10.5
Settlement of interest rate swaps and foreign currency hedge	(2.8)	1.7	0
Alternative fuel mixture credit benefit	0	0	(29.0)
Impairment adjustments and other non-cash items	29.2	31.5	5.4
Change in operating assets and liabilities, net of acquisitions:
Accounts receivable	55.5	(14.4)	(22.2)
Inventories	7.1	(0.5)	8.4
Other assets	(17.8)	33.2	(5.2)
Accounts payable	(77.8)	(38.8)	15.3
Income taxes	13.3	(56.2)	55.5
Accrued liabilities and other	3.8	(16.7)	(6.7)
Net cash provided by operating activities	656.7	461.7	377.3
Investing activities:
Capital expenditures	(452.4)	(199.4)	(106.2)
Cash paid for the purchase of a leased facility	(17.0)	0	0
Cash paid for purchase of business, net of cash acquired	(125.6)	(1,300.1)	(23.9)
Investment in unconsolidated entities	(1.7)	(2.0)	(0.3)
Return of capital from unconsolidated entities	1.8	1.0	0.8
Proceeds from sale of property, plant and equipment	40.5	8.6	3.6
Proceeds from property, plant and equipment insurance settlement	10.2	0.5	0
Net cash used for investing activities	(544.2)	(1,491.4)	(126.0)
Financing activities:
Proceeds from issuance of notes	1,442.2	0	0
Additions to revolving credit facilities	748.1	802.6	189.7
Repayments of revolving credit facilities	(759.8)	(564.5)	(197.7)
Additions to debt	326.6	2,877.4	154.3
Repayments of debt	(1,803.6)	(1,966.3)	(366.3)
Debt issuance costs	(16.2)	(43.8)	(0.2)
Cash paid for debt extinguishment costs	(14.0)	(37.9)	0
Issuances of common stock, net of related minimum tax withholdings	5.2	25.2	(0.6)
Purchases of common stock	0	0	(3.6)
Excess tax benefits from share-based compensation	10.0	0	4.3
Capital contributed to consolidated subsidiary from noncontrolling interest	0	0	1.4
Advances from (repayments to) unconsolidated entity	0.2	1.7	1.7
Cash dividends paid to shareholders	(56.5)	(37.6)	(23.4)
Cash distributions paid to noncontrolling interests	(0.8)	(5.2)	(6.9)
Net cash (used for) provided by financing activities	(118.6)	1,051.6	(247.3)
Effect of exchange rate changes on cash and cash equivalents	1.6	3.9	0.1
(Decrease) increase in cash and cash equivalents	(4.5)	25.8	4.1
Cash and cash equivalents at beginning of period	41.7	15.9	11.8
Cash and cash equivalents at end of period	37.2	41.7	15.9
Supplemental disclosure of cash flow information:
Income taxes, net of refunds	(9.6)	22.7	56.8
Interest, net of amounts capitalized	$ 114.8	$ 86.9	$ 76.7